Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2022	$ 367
2023	369
2024	353
2025	359
2026	247
Total future lease payments	1,695
Less imputed interest	(173)
Total lease liability balance	$ 1,522